Annual Fund Operating Expenses - Phaeacian Global Value Fund - Institutional Class	Jul. 29, 2021
Operating Expenses:
Management Fee	1.00%
Other Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	1.22%
Fee Waivers and Reimbersements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	1.22%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Phaeacian Partners LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies) exceed 1.29% of the average daily net assets of the Fund through October 31, 2023. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.